ING MUTUAL FUNDS

ING Emerging Countries Fund

ING International SmallCap Multi-Manager Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated July 22, 2010

to the Fund’s Class A, Class B, Class C, Class I, Class O,

Class Q, and Class W shares’

Statement of Additional Information (“SAI”) dated February 26, 2010

ING Emerging Countries Fund

Effective July 15, 2010, Guy Uding, Patrick den Besten, and Eric Anderson replaced Jan-Wim Derks, Robert Lampl, and Michael Bootsma as portfolio managers for the Fund. All references to Jan-Wim Derks, Robert Lampl, and Michael Bootsma as portfolio managers for the Fund are hereby deleted and replaced with Guy Uding, Patrick den Besten, and Eric Anderson.

The Fund’s SAI is amended to reflect the following:

1.

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Emerging Countries Fund” found on pages 126 and 127, respectively, of the SAI are hereby deleted and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of June 30, 2010.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Guy Uding	3	$1,164.84	1	$128.61	0	$0
Patrick den Besten	3	$1,164.84	1	$128.61	0	$0
Eric Anderson	1	$214.08	0	$0	0	$0

*	None of these accounts have an advisory fee based on performance.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of June 30, 2010 including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Guy Uding	None
Patrick den Besten	None
Eric Anderson	None

ING International SmallCap Multi-Manager Fund

Effective June 30, 2010, Matthew J. Cohen no longer serves as co-portfolio manager for the Fund. All references to Matthew J. Cohen as co-portfolio manager of the Fund in the Fund’s SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE